Transamerica Great Lakes Advisors Large Cap Value VP Expense Example - Transamerica Great Lakes Advisors Large Cap Value VP	Dec. 31, 2025 USD ($)
Initial
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	$ 1,155